Repossessed Assets Acquired In Settlement Of Loans	12 Months Ended
Dec. 31, 2015
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Repossessed Assets Acquired in Settlement of Loans
Other Real Estate Owned

The Bank owned $4.4 million and $3.2 million in OREO at December 31, 2015 and 2014, respectively. Transactions in OREO for the years ended December 31, 2015, 2014 and 2013 are summarized below.

	2015	2014	2013
Balance, Beginning Of Period	$3,229,710	$3,947,226	$6,754,425
Additions	4,362,635	1,638,135	3,861,182
Sales	(2,918,587)	(1,850,651)	(5,274,003)
Write Downs	(312,347)	(505,000)	(1,394,378)
Balance, End Of Period	$4,361,411	$3,229,710	$3,947,226